Annual Total Returns - Prospectus Summary - Franklin Institutional U.S. Government Money Market Fund - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus [Line Items]
Annual Return [Percent]	4.08%	4.94%	4.75%	1.34%	0.01%	0.26%	1.86%	1.47%	0.50%	none
Annual Return [Percent]	4.08%	4.94%	4.75%	1.34%	0.01%	0.26%	1.86%	1.47%	0.50%	none